Equity Method Investment in Smackover Lithium (Tables)	9 Months Ended
Sep. 30, 2026
Equity Method Investment in Smackover Lithium
Schedule of Information about Smackover Lithium

Changes in the Company's investment in Smackover Lithium for the nine months ended September 30, 2026 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance at December 31, 2025	$105,165	$63,703	$168,868
Capital contributions	26,125	20,350	46,475
Loss from investment in Smackover Lithium	(4,007)	(794)	(4,801)
Balance at September 30, 2026	$127,283	$83,259	$210,542

Disclosure of Summarized Financial Information for Interest in the Smackover Lithium

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended September 30, 2026 is (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$2,678	$632	$3,310
Company’s share of net loss	$1,473	$348	$1,821

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the nine months ended September 30, 2026 is (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$7,284	$1,444	$8,728
Company’s share of net loss	$4,007	$794	$4,801

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended September 30, 2025 is (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$809	$873	$1,682
Company’s share of net loss	$445	$480	$925

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the nine months ended September 30, 2025 is (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$4,171	$1,591	$5,762
Company’s share of net loss	$2,294	$875	$3,169

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of September 30, 2026 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$30,901	$22,942	$53,843
Non-current assets	106,518	87,950	194,468
Total assets	137,419	110,892	248,311
Current liabilities	8,608	4,611	13,219
Total liabilities	8,608	4,611	13,219
Net assets	$128,811	$106,281	$235,092
Company’s share of Smackover Lithium	70,846	58,455	129,301
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$127,283	$83,259	$210,542

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of December 31, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$12,741	$10,989	$23,730
Non-current assets	82,994	64,392	147,386
Total assets	95,735	75,381	171,116
Current liabilities	7,139	4,656	11,795
Total liabilities	7,139	4,656	11,795
Net assets	$88,596	$70,725	$159,321
Company’s share of Smackover Lithium	48,728	38,899	87,627
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$105,165	$63,703	$168,868

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.